Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Sales	$ 861,332	$ 794,012
Percentage of revenue derived from mineral stream interests located in geographic area	100.00%	100.00%
Mineral stream interest	$ 5,734,106	$ 6,156,839
Percentage of mineral stream interests located in geographic area	100.00%	100.00%
Canada [member]
Disclosure of geographical areas [line items]
Sales	$ 74,307	$ 64,589
Percentage of revenue derived from mineral stream interests located in geographic area	9.00%	8.00%
Mineral stream interest	$ 616,846	$ 815,146
Percentage of mineral stream interests located in geographic area	11.00%	13.00%
United States [member]
Disclosure of geographical areas [line items]
Sales	$ 49,189	$ 16,018
Percentage of revenue derived from mineral stream interests located in geographic area	6.00%	1.00%
Mineral stream interest	$ 480,529	$ 496,676
Percentage of mineral stream interests located in geographic area	8.00%	8.00%
Mexico [member]
Disclosure of geographical areas [line items]
Sales	$ 139,275	$ 147,274
Percentage of revenue derived from mineral stream interests located in geographic area	16.00%	19.00%
Mineral stream interest	$ 570,385	$ 598,273
Percentage of mineral stream interests located in geographic area	10.00%	10.00%
Greece [member]
Disclosure of geographical areas [line items]
Sales	$ 9,339	$ 8,020
Percentage of revenue derived from mineral stream interests located in geographic area	1.00%	1.00%
Mineral stream interest	$ 1,990	$ 5,884
Percentage of mineral stream interests located in geographic area	0.00%	0.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales	$ 28,012	$ 20,484
Percentage of revenue derived from mineral stream interests located in geographic area	3.00%	3.00%
Mineral stream interest	$ 21,355	$ 22,420
Percentage of mineral stream interests located in geographic area	0.00%	0.00%
Sweden [member]
Disclosure of geographical areas [line items]
Sales	$ 25,250	$ 24,188
Percentage of revenue derived from mineral stream interests located in geographic area	3.00%	3.00%
Mineral stream interest	$ 35,059	$ 37,371
Percentage of mineral stream interests located in geographic area	1.00%	1.00%
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Sales		$ 4,444
Percentage of revenue derived from mineral stream interests located in geographic area	0.00%	1.00%
Mineral stream interest	$ 264,403	$ 264,401
Percentage of mineral stream interests located in geographic area	5.00%	4.00%
Brazil [member]
Disclosure of geographical areas [line items]
Sales	$ 365,448	$ 336,474
Percentage of revenue derived from mineral stream interests located in geographic area	42.00%	42.00%
Mineral stream interest	$ 2,605,258	$ 2,706,061
Percentage of mineral stream interests located in geographic area	45.00%	44.00%
Peru [member]
Disclosure of geographical areas [line items]
Sales	$ 170,512	$ 172,521
Percentage of revenue derived from mineral stream interests located in geographic area	20.00%	22.00%
Mineral stream interest	$ 1,138,281	$ 1,210,607
Percentage of mineral stream interests located in geographic area	20.00%	20.00%
Gold interests [member]
Disclosure of geographical areas [line items]
Sales	$ 541,045	$ 441,193
Mineral stream interest	3,497,235	3,656,056
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	357,212	387,823
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	229,994	236,432
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	194,365	208,194
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest	2,605,258	2,706,061
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	110,406	117,546
Silver interests [member]
Disclosure of geographical areas [line items]
Sales	288,401	343,579
Mineral stream interest	1,759,392	1,847,668
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	32,124	33,901
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	566	551
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	376,020	390,079
Silver interests [member] | Greece [member]
Disclosure of geographical areas [line items]
Mineral stream interest	1,990	5,884
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest	21,355	22,420
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest	35,059	37,371
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	264,403	264,401
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	1,027,875	1,093,061
Palladium interest [member]
Disclosure of geographical areas [line items]
Mineral stream interest	249,969	259,693
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	249,969	259,693
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest	227,510	393,422
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	$ 227,510	$ 393,422